Organization and Principal Activities and Going Concern (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Organization and Principal Activities and Going Concern [Abstract]
Incorporated date	Dec. 13, 2017
Accumulated deficit	$ (15,190,620)	$ (14,958,678)
Working capital	$ 3,963,800